Supplemental information on oil and gas activities (Schedule of Net Proved Reserves of Oil, Condensate and Natural Gas) (Details)	12 Months Ended
	Dec. 31, 2025 MMcf MBbls	Dec. 31, 2024 MMcf MBbls	Dec. 31, 2023 MMcf MBbls
Oil and condensate
Increase (decrease) attributable to:
Reserves	57,252	62,766	66,309
Revisions	2,354	6,680	3,555
Extensions and discoveries	23	485	4,486
Purchase or (Disposal) of Minerals in place	8,644	(1,096)
Production	(10,090)	(11,583)	(11,584)
Reserves	58,183	57,252	62,766
Oil and condensate | Colombia
Increase (decrease) attributable to:
Reserves	56,355	59,345	64,388
Revisions	2,354	7,495	3,617
Extensions and discoveries	23	485	2,549
Purchase or (Disposal) of Minerals in place	(1,644)
Production	(9,597)	(10,970)	(11,209)
Reserves	47,491	56,355	59,345
Oil and condensate | Argentina
Increase (decrease) attributable to:
Purchase or (Disposal) of Minerals in place	10,788
Production	(96)
Reserves	10,692
Oil and condensate | Brazil
Increase (decrease) attributable to:
Reserves	15	28	8
Revisions		(12)	26
Purchase or (Disposal) of Minerals in place	(12)
Production	(3)	(1)	(6)
Reserves		15	28
Oil and condensate | Ecuador
Increase (decrease) attributable to:
Reserves	882	2,295	322
Revisions		(803)	324
Extensions and discoveries			1,937
Purchase or (Disposal) of Minerals in place	(488)
Production	(394)	(610)	(288)
Reserves		882	2,295
Oil and condensate | Chile
Increase (decrease) attributable to:
Reserves		1,098	1,591
Revisions			(412)
Purchase or (Disposal) of Minerals in place		(1,096)
Production		(2)	(81)
Reserves			1,098
Natural gas
Increase (decrease) attributable to:
Reserves | MMcf	7,000	20,774	24,611
Revisions | MMcf		(2,232)	1,869
Purchase or (Disposal) of Minerals in place | MMcf	(3,223)	(10,678)
Production | MMcf	(1,233)	(864)	(5,706)
Reserves | MMcf	2,544	7,000	20,774
Natural gas | Colombia
Increase (decrease) attributable to:
Reserves | MMcf	884	1,075	1,065
Revisions | MMcf		59	219
Purchase or (Disposal) of Minerals in place | MMcf	(828)
Production | MMcf	(56)	(250)	(209)
Reserves | MMcf		884	1,075
Natural gas | Argentina
Increase (decrease) attributable to:
Purchase or (Disposal) of Minerals in place | MMcf	2,597
Production | MMcf	(53)
Reserves | MMcf	2,544
Natural gas | Brazil
Increase (decrease) attributable to:
Reserves | MMcf	6,116	8,888	9,443
Revisions | MMcf		(2,291)	1,659
Purchase or (Disposal) of Minerals in place | MMcf	(4,992)
Production | MMcf	(1,124)	(481)	(2,214)
Reserves | MMcf		6,116	8,888
Natural gas | Chile
Increase (decrease) attributable to:
Reserves | MMcf		10,811	14,103
Revisions | MMcf			(9)
Purchase or (Disposal) of Minerals in place | MMcf		(10,678)
Production | MMcf		(133)	(3,283)
Reserves | MMcf			10,811